Intangible Assets and Goodwill (Details 1) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
FiniteAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Gross carrying value	¥ 13,820,903	¥ 13,724,496
Accumulated amortization	(13,052,565)	(12,518,252)
Net carrying value	768,338	1,206,244
Trademarks [Member]
FiniteAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Unamortized intangible assets	2,970,000	2,970,000
Computer Software, Intangible Asset [Member]
FiniteAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Gross carrying value	8,790,903	8,694,496
Accumulated amortization	(8,022,565)	(7,488,252)
Net carrying value	768,338	1,206,244
Cooperation Agreement [Member]
FiniteAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Gross carrying value	5,030,000	5,030,000
Accumulated amortization	¥ (5,030,000)	(5,030,000)
Net carrying value